Leases (Tables)	12 Months Ended
Sep. 30, 2024
Presentation of leases for lessee [abstract]
Schedule Of Right-of-use Assets And Lease Liabilities

Right-of-use assets

	Buildings	Vehicles	Other	Total
Cost
September 30, 2022	145,129	4,192	—	149,321
Additions	49,106	2,151	—	51,257
Derecognition on termination	(10,288)	(912)	—	(11,200)
Impact of foreign currency translation	(6,808)	1	—	(6,807)
September 30, 2023	177,139	5,432	—	182,571
Additions	81,869	3,363	11,312	96,544
Derecognition on termination	(6,721)	(791)	—	(7,512)
Impact of foreign currency translation	(6,243)	5	(502)	(6,740)
September 30, 2024	246,044	8,009	10,810	264,863

Accumulated depreciation
September 30, 2022	(34,628)	(1,171)	—	(35,799)
Depreciation	(32,069)	(1,197)		(33,266)
Derecognition on termination	7,507	517	—	8,024
Impact of foreign currency translation	1,454	—	—	1,454
September 30, 2023	(57,736)	(1,851)	—	(59,587)
Depreciation	(37,926)	(1,668)	(2,684)	(42,278)
Derecognition on termination	5,551	602	—	6,153
Impact of foreign currency translation	2,031	(4)	156	2,183
September 30, 2024	(88,080)	(2,921)	(2,528)	(93,529)

Net book value
September 30, 2023	119,403	3,581	—	122,984
September 30, 2024	157,964	5,088	8,282	171,334

Lease liabilities

	Buildings	Vehicles	Other	Total

September 30, 2022	113,453	3,029	—	116,482
Additions	45,865	2,549	—	48,414
Lease payments	(33,361)	(1,155)	—	(34,516)
Interest	5,631	90	—	5,721
Impact of foreign currency translation	(5,142)	(900)	—	(6,042)
September 30, 2023	126,446	3,613	—	130,059
Additions	79,705	3,166	12,840	95,711
Lease payments	(41,323)	(1,783)	(4,090)	(47,196)
Interest	8,066	181	1,155	9,402
Impact of foreign currency translation	(3,909)	6	—	(3,903)
September 30, 2024	168,985	5,183	9,905	184,073